Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Granting Process.
The Company grants equity awards for executives and all other eligible associates at the first regularly scheduled Compensation and Talent Management Committee meeting of each calendar year. The Committee makes its grants effective on the later of the date of the Compensation and Talent Management Committee meeting at which the grant was made or the third business day after the Company’s year-end
earnings release. Currently, we do not grant stock options or stock appreciation rights, and only grant restricted stock units and performance stock units to our executives. In addition, we do not grant stock options or stock appreciation rights during periods in which there is material nonpublic information about our Company, including at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method	The Company grants equity awards for executives and all other eligible associates at the first regularly scheduled Compensation and Talent Management Committee meeting of each calendar year. The Committee makes its grants effective on the later of the date of the Compensation and Talent Management Committee meeting at which the grant was made or the third business day after the Company’s year-end
earnings release.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	In addition, we do not grant stock options or stock appreciation rights during periods in which there is material nonpublic information about our Company, including at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.